Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009
Quarterly financial information (unaudited)
Total Revenues	$ 1,141,872	$ 1,109,465	$ 1,123,153	$ 1,125,532	$ 1,168,513	$ 1,170,569	$ 1,211,535	$ 1,172,644	$ 1,244,132	$ 3,427,735	$ 3,417,198	$ 4,526,663	$ 4,798,880	$ 4,997,192
Loss before income taxes	27,556	84,547	(1,336,954)	107,752	110,676	(607,743)	(231,606)	171,487	(96,774)	273,676	(1,118,526)	(1,033,979)	(764,636)	1,383,164
NET INCOME (LOSS)	17,592	12,476	(879,541)	73,780	69,384	(389,090)	(153,736)	108,894	(61,736)	339,666	(736,377)	(723,901)	(495,668)	887,175
Impairment Charges and Fair Value Adjustments		57,300	1,525,300	43,800	111,100	773,000	480,100	61,200	348,900	190,721	1,680,213	1,737,508	1,663,189	86,332
Aircraft Impaired or Adjusted												130	159
Previously Reported
Quarterly financial information (unaudited)
Total Revenues			1,123,153	1,125,532	1,168,513	1,170,569	1,211,535	1,172,644	1,244,132				4,798,880
Loss before income taxes			(1,272,426)	106,057	117,362	(510,429)	(157,185)	174,358	(98,612)		(1,049,008)		(591,868)	1,396,167
NET INCOME (LOSS)			(837,685)	72,680	73,721	(326,050)	(105,535)	110,753	(62,926)		(691,284)		(383,758)	895,629
Impairment Charges and Fair Value Adjustments		110,400	1,459,000	43,800	103,300	676,700	407,400	61,200	353,400
Aircraft Impaired or Adjusted												127	155
Out-of-period adjustment | Certain pension costs under a non-qualified plan covering certain employees for the service period of 1996-2010
Quarterly financial information (unaudited)
Loss before income taxes							$ (20,200)